Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares
Profit or loss [abstract]
Research and development expenses, net	₪ 5,883	$ 1,830	₪ 12,122	₪ 13,513
General and administrative expenses	8,111	2,523	10,210	15,734
Total operating expenses	13,994	4,353	22,332	29,247
Operating loss	13,994	4,353	22,332	29,247
Financial income			(6,993)	(9,154)
Financial expenses	4,083	1,270	1,469	20
Total Comprehensive loss	₪ 18,077	$ 5,623	₪ 16,808	₪ 20,113
Loss per share
Basic and diluted loss per share (in New Shekels per share and Dollars per share) | (per share)	₪ 0.049	$ 0.015	₪ 0.079	₪ 0.155
Weighted average number of shares outstanding used to compute basic and diluted loss per share (in Shares)	368,078,786	368,078,786	212,642,505	129,426,091